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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                   	  Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                   Pioneer Disciplined Growth Fund
             Schedule of Investments  5/31/09 (unaudited)

Shares                                                           Value
         COMMON STOCKS - 96.6 %
         Energy - 8.5 %
         Oil & Gas Drilling - 2.1 %
5,678    Transocean Ltd. *                                   $   451,287
         Oil & Gas Exploration & Production - 6.4 %
9,348    Anadarko Petroleum Corp.                            $   446,647
5,552    Apache Corp.                                            467,812
8,146    Devon Energy Corp.                                      515,153
                                                             $ 1,429,612
         Total Energy                                        $ 1,880,899
         Materials - 3.6 %
         Fertilizers & Agricultural Chemicals - 2.2 %
5,965    Monsanto Co.                                        $   490,025
         Steel - 1.4 %
6,962    Nucor Corp.                                         $   305,701
         Total Materials                                     $   795,726
         Capital Goods - 8.6 %
         Aerospace & Defense - 4.1 %
8,182    Northrop Grumman Corp. *                            $   389,627
10,119   United Technologies Corp.                               532,361
                                                             $   921,988
         Construction & Engineering - 1.4 %
16,945   KBR, Inc.                                           $   312,127
         Industrial Conglomerates - 2.2 %
8,379    3M Co.                                              $   478,441
         Industrial Machinery - 0.9 %
4,315    SPX Corp.                                           $   198,102
         Total Capital Goods                                 $ 1,910,658
         Transportation - 3.0 %
         Air Freight & Couriers - 3.0 %
7,107    C H Robinson Worldwide, Inc.                        $   361,178
23,217   UTI Worldwide, Inc. *                                   304,375
                                                             $   665,553
         Total Transportation                                $   665,553
         Consumer Services - 5.0 %
         Hotels, Resorts & Cruise Lines - 2.2 %
21,314   Marriott International, Inc.                        $   497,895
         Restaurants - 2.8 %
4,837    McDonald's Corp.                                    $   285,335
23,400   Starbucks Corp. *                                       336,726
                                                             $   622,061
         Total Consumer Services                             $ 1,119,956
         Media - 2.5 %
         Movies & Entertainment - 2.5 %
25,289   Viacom, Inc. (Class B) *                            $   560,657
         Total Media                                         $   560,657
         Retailing - 3.4 %
         Apparel Retail - 2.1 %
16,264   TJX Companies, Inc.                                 $   479,951
         Home Improvement Retail - 1.3 %
12,164   Home Depot, Inc.                                    $   281,718
         Total Retailing                                     $   761,669
         Food & Drug Retailing - 4.0 %
         Drug Retail - 1.8 %
13,340   CVS/Caremark Corp.                                  $   397,532
         Hypermarkets & Supercenters - 2.2 %
9,774    Wal-Mart Stores, Inc.                               $   486,159
         Total Food & Drug Retailing                         $   883,691
         Food, Beverage & Tobacco - 3.2 %
         Packaged Foods & Meats - 3.2 %
6,200    General Mills, Inc.                                 $   317,316
11,016   Hershey Foods Corp.                                     387,984
                                                             $   705,300
         Total Food, Beverage & Tobacco                      $   705,300
         Household & Personal Products - 4.4 %
         Household Products - 4.4 %
7,839    Church & Dwight Co., Inc.                           $   394,067
8,700    Colgate-Palmolive Co.                                   573,765
                                                             $   967,832
         Total Household & Personal Products                 $   967,832
         Health Care Equipment & Services - 5.8 %
         Health Care Distributors - 1.6 %
8,594    McKesson Corp.                                      $   353,643
         Health Care Equipment - 2.4 %
15,385   Medtronic, Inc. *                                   $   528,475
         Managed Health Care - 1.8 %
15,528   United Healthcare Group, Inc.                       $   413,045
         Total Health Care Equipment & Services              $ 1,295,163
         Pharmaceuticals & Biotechnology - 7.4 %
         Biotechnology - 3.3 %
9,886    Alexion Pharmaceuticals, Inc. *                     $   360,839
7,374    Amgen, Inc. *                                           368,258
                                                             $   729,097
         Pharmaceuticals - 4.1 %
23,101   Bristol-Myers Squibb Co.                            $   460,172
8,289    Johnson & Johnson                                       457,221
                                                             $   917,393
         Total Pharmaceuticals & Biotechnology               $ 1,646,490
         Banks - 0.5 %
         Regional Banks - 0.5 %
7,518    Zions Bancorporation                                $   102,846
         Total Banks                                         $   102,846
         Diversified Financials - 3.5 %
         Asset Management & Custody Banks - 1.8 %
8,600    State Street Corp.                                  $   399,470
         Specialized Finance - 1.7 %
3,601    IntercontinentalExchange, Inc. *                    $   388,152
         Total Diversified Financials                        $   787,622
         Insurance - 0.7 %
         Property & Casualty Insurance - 0.7 %
4,028    The Traveler Companies, Inc.                        $   163,778
         Total Insurance                                     $   163,778
         Software & Services - 12.4 %
         Application Software - 3.0 %
15,325   Citrix Systems, Inc. *                              $   481,358
15,500   Nuance Communications, Inc. *                           192,200
                                                             $   673,558
         Internet Software & Services - 2.5 %
1,345    Google, Inc. *                                      $   561,174
         Systems Software - 6.9 %
39,221   Microsoft Corp.                                     $   819,327
36,154   Oracle Corp.                                            708,257
                                                             $ 1,527,584
         Total Software & Services                           $ 2,762,316
         Technology Hardware & Equipment - 13.5 %
         Communications Equipment - 4.1 %
48,856   Cisco Systems, Inc. *                               $   903,836
         Computer Hardware - 9.4 %
7,266    Apple, Inc. *                                       $   986,795
20,866   Hewlett-Packard Co.                                     716,747
17,942   Teradata Corp. *                                        387,547
                                                             $ 2,091,089
         Total Technology Hardware & Equipment               $ 2,994,925
         Semiconductors - 4.5 %
         Semiconductors - 4.5 %
20,023   Analog Devices, Inc.                                $   488,761
20,220   Broadcom Corp. *                                        515,204
                                                             $ 1,003,965
         Total Semiconductors                                $ 1,003,965
         Telecommunication Services - 0.9 %
         Integrated Telecommunication Services - 0.9 %
22,670   Windstream Corp.                                    $   190,655
         Total Telecommunication Services                    $   190,655
         Utilities - 1.3 %
         Multi-Utilities - 1.3 %
7,805    PG&E Corp.                                          $   286,522
         Total Utilities                                     $   286,522
         TOTAL COMMON STOCKS
         (Cost  $20,213,790)                                 $ 21,486,223
         TOTAL INVESTMENT IN SECURITIES - 96.6%
         (Cost  $20,213,790)(a)                              $ 21,486,223
         OTHER ASSETS AND LIABILITIES - 3.4%                 $   757,576
         TOTAL NET ASSETS - 100.0%                           $ 22,243,799

*        Non-income producing security.

(a) At May 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $20,214,951 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 1,520,804

         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value    (249,532)

         Net unrealized gain                                 $ 1,271,272


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of May
         31, 2009, in valuing the Fund's assets:

                           Valuation Inputs                    Investments
                                                             in Securities
         Level 1 - Quoted Prices                               21,486,223
         Level 2 - Other Significant Observable Inputs            0
         Level 3 - Significant Unobservable Inputs                0
         Total                                                 21,486,223


          Pioneer Disciplined Value Fund
          Schedule of Investments  5/31/09 (unaudited)

Shares                                                           Value

          COMMON STOCKS - 97.8 %
          Energy - 17.7 %
          Integrated Oil & Gas - 3.7 %
11,243    Chevron Corp.                                       $  749,571
          Oil & Gas Drilling - 2.3 %
5,985     Transocean, Ltd. *                                  $  475,688
          Oil & Gas Equipment & Services - 2.2 %
20,007    Halliburton Co. *                                   $  458,761
          Oil & Gas Exploration & Production - 6.8 %
8,864     Anadarko Petroleum Corp.                            $  423,522
5,572     Apache Corp.                                           469,497
8,169     Devon Energy Corp.                                     516,608
                                                              $1,409,627
          Oil & Gas Storage & Transportation - 2.7 %
57,551    El Paso Corp.                                       $  561,122
          Total Energy                                        $3,654,769
          Materials - 3.5 %
          Industrial Gases - 1.5 %
7,398     Airgas, Inc.                                        $  312,639
          Steel - 2.0 %
9,137     Nucor Corp.                                         $  401,206
          Total Materials                                     $  713,845
          Capital Goods - 6.3 %
          Aerospace & Defense - 3.7 %
7,358     Northrop Grumman Corp. *                            $  350,388
8,104     United Technologies Corp.                              426,351
                                                              $  776,739
          Construction & Engineering - 1.1 %
12,557    KBR, Inc.                                           $  231,300
          Industrial Conglomerates - 1.5 %
5,296     3M Co.                                              $  302,402
          Total Capital Goods                                 $1,310,441
          Transportation - 1.5 %
          Air Freight & Couriers - 1.5 %
5,630     FedEx Corp.                                         $  312,071
          Total Transportation                                $  312,071
          Automobiles & Components - 1.6 %
          Auto Parts & Equipment - 1.6 %
10,100    BorgWarner, Inc.                                    $  325,725
          Total Automobiles & Components                      $  325,725
          Consumer Services - 1.6 %
          Restaurants - 1.6 %
5,512     McDonald's Corp.                                    $  325,153
          Total Consumer Services                             $  325,153
          Media - 3.3 %
          Cable & Satellite - 1.3 %
8,896     Time Warner Cable, Inc.  *                          $  273,908
          Movies & Entertainment - 2.0 %
17,383    Time Warner, Inc.                                   $  407,110
          Total Media                                         $  681,018
          Retailing - 3.5 %
          Apparel Retail - 1.1 %
8,084     TJX Companies, Inc.                                 $  238,559
          Home Improvement Retail - 2.4 %
21,093    Home Depot, Inc.                                    $  488,514
          Total Retailing                                     $  727,073
          Food & Drug Retailing - 2.3 %
          Drug Retail - 2.3 %
15,744    CVS/Caremark Corp.                                  $  469,171
          Total Food & Drug Retailing                         $  469,171
          Food, Beverage & Tobacco - 4.0 %
          Distillers & Vintners - 2.0 %
34,960    Constellation Brands, Inc. *                        $  404,138
          Packaged Foods & Meats - 2.0 %
8,118     General Mills, Inc.                                 $  415,479
          Total Food, Beverage & Tobacco                      $  819,617
          Household & Personal Products - 2.0 %
          Personal Products - 2.0 %
17,822    Alberto-Culver Co. (Class B)                        $  414,183
          Total Household & Personal Products                 $  414,183
          Health Care Equipment & Services - 2.6 %
          Managed Health Care - 2.6 %
20,102    United Healthcare Group, Inc.                       $  534,713
          Total Health Care Equipment & Services              $  534,713
          Pharmaceuticals & Biotechnology - 9.8 %
          Biotechnology - 2.3 %
9,634     Amgen, Inc. *                                       $  481,122
          Pharmaceuticals - 7.5 %
6,711     Abbott Laboratories, Inc.                           $  302,398
18,641    Bristol-Myers Squibb Co.                               371,329
56,882    Pfizer, Inc.                                           864,038
                                                              $1,537,765
          Total Pharmaceuticals & Biotechnology               $2,018,887
          Banks - 6.9 %
          Diversified Banks - 1.1 %
8,700     Wells Fargo  & Co.                                  $  221,850
          Regional Banks - 5.8 %
16,284    First Horizon National Corp. *                      $  197,683
30,600    KeyCorp (b)                                            153,000
10,144    PNC Bank Corp.                                         462,059
28,349    Zions Bancorporation                                   387,814
                                                              $1,200,556
          Total Banks                                         $1,422,406
          Diversified Financials - 10.9 %
          Asset Management & Custody Banks - 6.4 %
4,649     Franklin Resources, Inc.                            $  310,786
13,100    State Street Corp.                                     608,495
14,401    The Bank of New York Mellon Corp.                      400,060
                                                              $1,319,341
          Diversified Finance Services - 3.0 %
17,030    J.P. Morgan Chase & Co.                             $  628,407
          Investment Banking & Brokerage - 1.5 %
2,178     Goldman Sachs Group, Inc.                           $  314,873
          Total Diversified Financials                        $2,262,621
          Insurance - 3.8 %
          Property & Casualty Insurance - 3.8 %
13,715    Axis Capital Holdings, Ltd                          $  327,514
11,086    The Traveler Companies, Inc.                           450,757
                                                              $  778,271
          Total Insurance                                     $  778,271
          Real Estate - 1.8 %
          Specialized Real Estate Investment Trust - 1.8 %
5,512     Plum Creek Timber Co., Inc.                         $  190,991
2,785     Public Storage, Inc.                                   185,509
                                                              $  376,500
          Total Real Estate                                   $  376,500
          Software & Services - 1.0 %
          Systems Software - 1.0 %
10,085    Microsoft Corp.                                     $  210,676
          Total Software & Services                           $  210,676
          Technology Hardware & Equipment - 2.3 %
          Computer Hardware - 2.3 %
22,290    Teradata Corp. *                                    $  481,464
          Total Technology Hardware & Equipment               $  481,464
          Telecommunication Services - 5.9 %
          Integrated Telecommunication Services - 5.9 %
4,244     AT&T Corp.                                          $  105,209
25,154    Verizon Communications, Inc.                           736,006
44,541    Windstream Corp.                                       374,590
                                                              $1,215,805
          Total Telecommunication Services                    $1,215,805
          Utilities - 5.7 %
          Electric Utilities - 1.9 %
13,970    Southern Co.                                        $  396,888
          Multi-Utilities - 3.8 %
10,281    PG&E Corp.                                          $  377,416
8,751     Sempra Energy Co.                                      399,746
                                                              $  777,162
          Total Utilities                                     $1,174,050
          TOTAL COMMON STOCKS
          (Cost  $18,962,905)                                 $20,228,459
Principal
Amount
          TEMPORARY CASH INVESTMENTS - 0.1%
          Securities Lending Collateral  - 0.1% (c)
          Certificates of Deposit:
$607      Abbey National Plc, 1.27%, 8/13/09                  $      607
971       Bank of Scotland NY, 1.24%, 6/5/09                         971
1093      DnB NOR Bank ASA NY, 1.5%, 6/8/09                        1,093
910       Royal Bank of Canada NY, 1.19%, 8/7/09                     910
1093      Svenska Bank NY, 1.48%, 7/8/09                           1,093
1214      CBA, 1.35%, 7/16/09                                      1,214
1214      Societe Generale, 1.75%, 9/4/09                          1,214
1214      U.S. Bank NA, 0.76%, 8/24/09                             1,214
                                                              $    8,316
          Commercial Paper:
1214      Monumental Global Funding, Ltd., 1.28%, 8/17/09     $    1,214
607       CME Group, Inc., 1.21%, 8/6/09                             607
1192      American Honda Finance Corp., 1.27%, 7/14/09             1,192
1214      HSBC Bank, Inc., 1.31%, 8/14/09                          1,214
303       IBM, 0.88%, 9/25/09                                        303
1093      MetLife Global Funding, 1.71%, 6/12/09                   1,093
1093      New York Life Global, 1.37%, 9/4/09                      1,093
1032      Westpac Banking Corp., 0.95%, 6/1/09                     1,032
                                                              $    7,748
          Tri-party Repurchase Agreements:
4249      Deutsche Bank, 0.17%, 6/1/09                        $    4,249
3475      Barclays Capital Markets, 0.16%, 6/1/09                  3,474
                                                              $    7,723
Shares
          Money Market Mutual Fund:
1214      JPMorgan U.S. Government Money Market Fund          $    1,213
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $25,000)                                     $   25,000

          TOTAL INVESTMENT IN SECURITIES - 97.9%
          (Cost  $18,987,905) (a)                             $20,253,459

          OTHER ASSETS AND LIABILITIES - 2.1%                 $  426,387

          TOTAL NET ASSETS - 100.0%                           $20,679,846

*         Non-income producing security.

(a) At May 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $18,987,905 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost    $  1,501,463

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value       (235,909)

          Net unrealized loss                                   $  1,265,554


(b)       At May 31, 2009, the following security was out on loan:

Shares    Description                                          Value
5,000     KeyCorp                                             $ 25,000
          Total                                               $ 25,000

(c)       Securities lending collateral is managed by Credit Suisse
          New York Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities
          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of May
          31, 2009, in valuing the Fund's assets:

Valuation Inputs                                               Investments
                                                             in Securities
Level 1 - Quoted Prices                                       $20,229,672
Level 2 - Other Significant Observable Inputs                   23,787
Level 3 - Significant Unobservable Inputs                         0
Total                                                         $20,253,459


       Pioneer Global Equity Fund
       Schedule of Investments  5/31/09 (unaudited)

Shares                                                        Value

       COMMON STOCKS - 93.6 %
       Energy - 10.9 %
       Coal & Consumable Fuels - 1.3 %
13,376 Consol Energy, Inc.                                 $  550,556
       Integrated Oil & Gas - 6.0 %
20,750 ConocoPhillips                                      $  951,180
37,482 Repsol SA                                              841,161
33,318 Royal Dutch Shell Plc                                  894,711
                                                           $2,687,052
       Oil & Gas Exploration & Production - 2.1 %
11,096 Apache Corp.                                        $  934,949
       Oil & Gas Storage & Transportation - 1.5 %
68,873 El Paso Corp.                                       $  671,512
       Total Energy                                        $4,844,069
       Materials - 9.5 %
       Diversified Chemical - 1.3 %
12,187 Akzo Nobel NV                                       $  566,504
       Diversified Metals & Mining - 1.5 %
14,985 Rio Tinto Plc                                       $  678,760
       Fertilizers & Agricultural Chemicals - 3.5 %
20,433 Agrium, Inc.                                        $1,005,712
16,956 Yara International ASA                                 561,475
                                                           $1,567,187
       Gold - 3.2 %
17,848 Goldcorp, Inc.                                      $  704,097
14,203 Newmont Mining Corp.                                   694,101
                                                           $1,398,198
       Total Materials                                     $4,210,649
       Capital Goods - 10.1 %
       Aerospace & Defense - 5.2 %
19,331 Thales SA                                           $  909,569
26,530 United Technologies Corp.                            1,395,743
                                                           $2,305,312
       Industrial Conglomerates - 1.4 %
8,775  Siemens AG                                          $  639,804
       Industrial Machinery - 3.5 %
12,104 Flowserve Corp.                                     $  890,491
41,066 Gea Group AG                                           642,206
                                                           $1,532,697
       Total Capital Goods                                 $4,477,813
       Automobiles & Components - 1.7 %
       Tires & Rubber - 1.7 %
49,200 Bridgestone Corp. *                                 $  753,352
       Total Automobiles & Components                      $  753,352
       Consumer Durables & Apparel - 3.3 %
       Apparel, Accessories & Luxury Goods - 1.4 %
16,555 Adidas-Salomon AG                                   $  605,038
       Homebuilding - 1.9 %
140,000Sekisui Chemical Co., Ltd.                          $  856,090
       Total Consumer Durables & Apparel                   $1,461,128
       Media - 1.9 %
       Cable & Satellite - 1.9 %
34,117 Eutelsat Communications SA                          $  865,876
       Total Media                                         $  865,876
       Retailing - 1.8 %
       Apparel Retail - 1.8 %
26,741 Abercrombie & Fitch Co.                             $  805,172
       Total Retailing                                     $  805,172
       Food & Drug Retailing - 3.0 %
       Hypermarkets & Supercenters - 3.0 %
9,445  Carrefour Supermarch SA                             $  422,223
18,777 Wal-Mart Stores, Inc.                                  933,968
                                                           $1,356,191
       Total Food & Drug Retailing                         $1,356,191
       Food, Beverage & Tobacco - 4.6 %
       Packaged Foods & Meats - 2.5 %
47,324 Unilever Plc                                        $1,111,004
       Tobacco - 2.1 %
54,017 Altria Group, Inc.                                  $  923,151
       Total Food, Beverage & Tobacco                      $2,034,155
       Household & Personal Products - 2.8 %
       Household Products - 2.8 %
23,948 Procter & Gamble Co. *                              $1,243,859
       Total Household & Personal Products                 $1,243,859
       Health Care Equipment & Services - 4.3 %
       Health Care Equipment - 1.8 %
23,531 Medtronic, Inc. *                                   $  808,290
       Health Care Services - 2.5 %
24,373 DaVita, Inc. *                                      $1,099,466
       Total Health Care Equipment & Services              $1,907,756
       Pharmaceuticals & Biotechnology - 7.0 %
       Pharmaceuticals - 7.0 %
30,206 Bristol-Myers Squibb Co.                            $  601,704
18,040 Novartis AG                                            718,503
68,968 Pfizer, Inc.                                         1,047,624
5,525  Roche Holdings AG                                      753,580
                                                           $3,121,411
       Total Pharmaceuticals & Biotechnology               $3,121,411
       Banks - 5.4 %
       Diversified Banks - 3.5 %
13,022 Societe Generale SA                                 $  758,440
20,600 Sumitomo Mitsui Financial Group, Inc.                  798,642
                                                           $1,557,082
       Thrifts & Mortgage Finance - 1.9 %
76,808 New York Community Bancorp, Inc.                    $  846,424
       Total Banks                                         $2,403,506
       Diversified Financials - 4.9 %
       Diversified Capital Markets - 2.3 %
22,846 CS Group                                            $1,027,166
       Diversified Finance Services - 2.6 %
31,697 J.P. Morgan Chase & Co.                             $1,169,619
       Total Diversified Financials                        $2,196,785
       Insurance - 1.4 %
       Multi-Line Insurance - 1.4 %
6,440  Allianz AG                                          $  633,669
       Total Insurance                                     $  633,669
       Real Estate - 1.5 %
       Diversified Real Estate Activities - 1.5 %
108,000Henderson Land Development, Ltd.                    $  654,023
       Total Real Estate                                   $  654,023
       Software & Services - 6.3 %
       Home Entertainment Software - 3.0 %
29,564 Electronic Arts, Inc. *                             $  679,676
2,400  Nintendo Corp., Ltd.                                   648,730
                                                           $1,328,406
       Systems Software - 3.3 %
70,915 Microsoft Corp.                                     $1,481,414
       Total Software & Services                           $2,809,820
       Technology Hardware & Equipment - 7.3 %
       Communications Equipment - 1.7 %
39,714 Cisco Systems, Inc. *                               $  734,709
       Computer Hardware - 3.2 %
51,110 Dell, Inc. *                                        $  591,854
23,670 Hewlett-Packard Co.                                    813,065
                                                           $1,404,919
       Computer Storage & Peripherals - 1.0 %
13,946 Gemalto NV *                                        $  460,362
       Office Electronics - 1.4 %
19,300 Canon, Inc. *                                       $  642,425
       Total Technology Hardware & Equipment               $3,242,415
       Telecommunication Services - 2.1 %
       Wireless Telecommunication Services - 2.1 %
495,070Vodafone Group Plc                                  $  928,407
       Total Telecommunication Services                    $  928,407
       Utilities - 3.9 %
       Electric Utilities - 2.0 %
25,331 E.On AG                                             $  900,172
       Independent Power Producer & Energy Traders - 1.9 %
192,633International Power Plc                             $  853,332
       Total Utilities                                     $1,753,504
       TOTAL COMMON STOCKS
       (Cost  $37,895,800)                                 $41,703,560

       Rights/Warrants - 0.0 %
       Energy - 0.0 %
       Integrated Oil & Gas - 0.0 %
33,318 Royal Dutch Shell Rights, Exp. 6/2/09 *             $        0
       Total Energy                                        $        0
       Banks - 0.0 %
       Diversified Banks - -0.1 %
13,022 Societe Generale Rights, Exp. 6/20/09 *             $        0
       Total Banks                                         $        0
       TOTAL RIGHTS/WARRANTS
       (Cost  $0)                                          $        0

       TOTAL INVESTMENT IN SECURITIES - 93.6%
       (Cost  $37,895,800) (a)                             $41,703,560

       OTHER ASSETS AND LIABILITIES - 6.4%                 $2,837,766

       TOTAL NET ASSETS - 100.0%                           $44,541,326

*      Non-income producing security.

(a) At May 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $37,895,800 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost    $  5,189,067

       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value     (1,381,307)

       Net unrealized loss                                   $  3,807,760

       Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
       Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

       The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments  Other Financial
                                             in Securities   Instruments
Level 1 - Quoted Prices                       $20,874,238        0
Level 2 - Other Significant Observable Inputs  20,829,322     3,495
Level 3 - Significant Unobservable Inputs         0              0
Total                                         $41,703,560     3,495

          Pioneer High Income Municipal Fund
          Schedule of Investments  5/31/09 (unaudited)


Principal
Amount ($)                                                          Value
          COLLATERALIZED DEBT OBLIGATION - 1.6%
1,175,000 Non-Profit Preferred Funding, Various States, Floating$  801,985
          TOTAL COLLATERALIZED DEBT OBLIGATION
          (Cost  $1,172,200)                                    $  801,985

          MUNICIPAL BONDS - 97.8 %
          Alabama - 4.4 %
1,000,000 Huntsville-Redstone, 5.5%, 1/1/43                     $  650,900
2,000,000 Huntsville-Redstone, 6.875%, 1/1/43                    1,539,520
                                                                $2,190,420
          Arizona - 3.1 %
2,000,000 Pima County Arizona Development Authority, 7.0%, 1/1/3$1,532,380
                                                                $1,532,380
          California - 13.4 %
2,500,000 California Statewide, 9.0%, 12/1/38                   $1,959,725
2,500,000 Golden State Tobacco Security Corp., 5.75%, 6/1/47     1,658,750
2,000,000 Los Angeles California Revenue, 7.5%, 12/1/24          1,829,420
1,500,000 Tobacco Securitization Authority, 5.125%, 6/1/46         895,290
400,000   Valley Health Systems California, 6.5%, 5/15/25          253,480
                                                                $6,596,665
          Colorado - 5.1 %
2,500,000 Colorado Health Facilities Authority, 5.75%, 1/1/37   $1,729,100
1,000,000 Colorado Springs Colorado Urban, 7.0%, 12/1/29           780,510
                                                                $2,509,610
          Connecticut - 1.0 %
1,000,000 Mashantucket Pequot Tribe, 5.75%, 9/1/34 (144A)       $  502,830
                                                                $  502,830
          Florida - 12.0 %
1,000,000 Broward County Florida Housing, 6.75%, 10/1/45        $1,007,920
2,200,000 Lee County Florida Industrial Development Authority, 5 1,275,736
2,000,000 Liberty County Florida, 8.25%, 7/1/28                  1,672,420
460,000   Madison County Florida Revenue, 6.0%, 7/1/25             330,869
1,000,000 Miami Beach Florida Health Facilities, 5.375%, 11/15/2   624,650
1,140,000 Miami Beach Health Facilities Authority, 6.7%, 11/15/1   987,514
                                                                $5,899,109
          Illinois - 4.4 %
500,000   Illinois Finance Authority, 7.0%, 12/1/37             $  355,780
1,000,000 Illinois Finance Authority, 7.0%, 12/1/42                697,460
1,500,000 Southwestern Illinois Development Authority Revenue, 6 1,126,365
                                                                $2,179,605
          Indiana - 1.5 %
1,040,000 St. Joseph County Industrial Educational, 6.0%, 5/15/3$  741,281
                                                                $  741,281
          Louisiana - 3.3 %
1,550,000 Louisiana Local Government Environment, 6.75%, 11/1/32$1,236,807 390,000 Louisiana Public Facilities Authority Revenue, 6.25%, 374,938
                                                                $1,611,745
          Massachusetts - 8.0 %
1,000,000 Massachusetts Development Finance Agency, 5.75%, 11/15$ 604,140 2,000,000 Massachusetts State Development Finance Agency, 6.75%, 1,510,180
2,500,000 Massachusetts State Health, 6.5%, 1/15/38              1,802,725
                                                                $3,917,045
          Michigan - 7.2 %
160,000   Doctor Charles Drew Academy, 5.7%, 11/1/36            $   88,003
1,450,000 Michigan Public Educational Facilities Authority Reven   950,765
1,000,000 Michigan Public Educational Facilities Authority Reven   766,390
2,500,000 Michigan Tobacco Settlement Finance, 6.0%, 6/1/48      1,730,200
                                                                $3,535,358
          Minnesota - 3.2 %
1,500,000 City of Brooklyn Park, 9.25%, 3/1/39                  $1,554,135
                                                                $1,554,135
          Missouri - 0.8 %
500,000   St. Louis Missouri Development Authority, 7.2%, 12/15/$  109,760
1,260,000 St. Louis Missouri Industrial Development Revenue, 7.2   276,444
                                                                $  386,204
          Montana - 2.0 %
2,215,000 Hardin Montana Tax Increment, 0.0%, 9/1/31            $  983,792
                                                                $  983,792
          Nebraska - 3.1 %
2,250,000 Grand Island Nebraska Solid Waste, 7.0%, 6/1/23       $1,540,823
                                                                $1,540,823
          New Jersey - 0.6 %
300,000   New Jersey Economic Development Authority, 9.0%, 6/1/3$  301,506
                                                                $  301,506
          Nevada - 0.0 %
430,000   Director State Nevada Department Business, 7.375%, 1/1$   21,500
                                                                $   21,500
          New York - 2.3 %
1,000,000 Erie County New York, 6.0%, 11/15/36                  $  696,330
500,000   Nassau County Industrial Development, 6.7%, 1/1/43       395,120
135,000   New York City Industrial, 6.9%, 8/1/24                    62,111
                                                                $1,153,561
          Ohio - 6.3 %
2,250,000 Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47         $1,611,293
1,000,000 Ohio State Pollution Control Revenue, 5.6%, 8/1/32       621,090
100,000   Ohio State Pollution Control Revenue, 5.65%, 3/1/33       62,314
1,065,000 Tuscarawas County Ohio Hospital, 6.35%, 11/1/37          810,465
                                                                $3,105,162
          Oklahoma - 2.3 %
110,000   Jackson County Oklahoma Memorial Hospital, 7.3%, 8/1/1$  109,987
1,100,000 Tulsa Municipal Airport Trust, 7.75%, 6/1/35           1,007,941
                                                                $1,117,928

          Pennsylvania - 3.7 %
1,500,000 Allegheny County Pennsylvania Hospital Development Aut$  897,240
1,400,000 Pennsylvania Economic Development Financing Authority,   930,734
                                                                $1,827,974
          Rhode Island - 3.0 %
2,100,000 Central Falls Rhode Island Detention Facility Corp., 7$1,458,891
                                                                $1,458,891
          Texas - 5.1 %
650,000   Gulf Coast Waste Disposal Authority, Texas Revenue, 7.$  287,435
1,000,000 Houston Texas Airport Revenue, 6.75%, 7/1/29             832,680
1,000,000 Texas Midwest Public Facility Corp., 9.0%, 10/1/30       999,970
500,000   Willacy County Texas Local Government, 6.875%, 9/1/28    377,535
                                                                $2,497,620
          Utah - 1.9 %
1,400,000 Spanish Fork City Utah Charter, 5.7%, 11/15/36 (144A) $  943,670
                                                                $  943,670
          Wisconsin - 0.1 %
580,000   Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5/1$   32,770
                                                                $   32,770
          TOTAL MUNICIPAL BONDS
          (Cost  $58,351,458)                                   $48,141,584
          TOTAL INVESTMENT IN SECURITIES - 99.4%
          (Cost  $59,523,658)(a)                                $48,943,569
          OTHER ASSETS AND LIABILITIES - 0.6%                   $  281,967
          TOTAL NET ASSETS - 100.0%                             $49,225,536


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2009, the value of these securities amounted to $1,446,500 or 2.9% of total net assets.

(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $59,591,942 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost    $  41,240

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value    (10,689,611)

          Net unrealized loss                                  $(10,648,371)

(b)       Debt obligation with a variable interest rate.
          Rate shown is rate at period end.

(c)       Security is in defualt and is non-income producing.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of May
          31, 2009, in valuing the Fund's assets:

Valuation Inputs                                                Investments
                                                               in Securities
Level 1 - Quoted Prices                                         $       0
Level 2 - Other Significant Observable Inputs                    48,943,569
Level 3 - Significant Unobservable Inputs                               0
Total                                                           $48,943,569


         Pioneer Oakridge All Cap Growth Fund
         Schedule of Investments  5/31/09 (unaudited)

Shares                                                           Value
         COMMON STOCKS - 95.2 %
         Energy - 12.2 %
         Oil & Gas Equipment & Services - 2.7 %
3,725    Schlumberger Ltd.                                   $   213,182
         Oil & Gas Exploration & Production - 9.5 %
4,995    Denbury Resources, Inc. *                           $    85,864
3,955    Petrohawk Energy Corp. *                                 99,666
8,710    Southwestern Energy Co. *                               378,624
4,827    XTO Energy, Inc.                                        206,451
                                                             $   770,605
         Total Energy                                        $   983,787
         Materials - 4.7 %
         Fertilizers & Agricultural Chemicals - 0.9 %
895      Monsanto Co.                                        $    73,524
         Industrial Gases - 2.1 %
4,000    Airgas, Inc.                                        $   169,040
         Specialty Chemicals - 1.7 %
3,590    Ecolab, Inc.                                        $   134,087
         Total Materials                                     $   376,651
         Capital Goods - 8.8 %
         Aerospace & Defense - 3.1 %
1,510    Precision Castparts Corp.                           $   124,681
2,930    Raytheon Co.                                            130,825
                                                             $   255,506
         Construction & Engineering - 1.8 %
6,260    Quanta Services, Inc. *                             $   142,791
         Industrial Machinery - 3.9 %
3,260    Danaher Corp. (b)                                   $   196,741
5,060    Idex Corp.                                              118,151
                                                             $   314,892
         Total Capital Goods                                 $   713,189
         Commercial Services & Supplies - 4.2 %
         Environmental & Facilities Services - 4.2 %
2,980    Stericycle, Inc. *                                  $   148,940
7,580    Waste Connections, Inc. *                               192,532
                                                             $   341,472
         Total Commercial Services & Supplies                $   341,472
         Automobiles & Components - 1.4 %
         Auto Parts & Equipment - 1.4 %
5,605    Johnson Controls, Inc.                              $   111,708
         Total Automobiles & Components                      $   111,708
         Retailing - 4.8 %
         Computer & Electronics Retail - 1.2 %
3,830    Gamestop Corp. *                                    $    95,559
         General Merchandise Stores - 1.3 %
2,710    Target Corp.                                        $   106,503
         Specialty Stores - 2.3 %
9,180    Staples, Inc. (b)                                   $   187,823
         Total Retailing                                     $   389,885
         Food & Drug Retailing - 1.5 %
         Food Retail - 1.5 %
5,360    Kroger Co.                                          $   122,208
         Total Food & Drug Retailing                         $   122,208
         Food, Beverage & Tobacco - 2.2 %
         Soft Drinks - 2.2 %
3,370    PepsiCo, Inc.                                       $   175,409
         Total Food, Beverage & Tobacco                      $   175,409
         Household & Personal Products - 5.2 %
         Household Products - 5.2 %
4,115    Church & Dwight Co., Inc.                           $   206,861
4,185    Procter & Gamble Co. *                                  217,369
                                                             $   424,230
         Total Household & Personal Products                 $   424,230
         Health Care Equipment & Services - 4.6 %
         Health Care Distributors - 1.8 %
3,185    Henry Schein, Inc. *                                $   145,045
         Health Care Equipment - 1.7 %
3,630    ResMed, Inc. *                                      $   134,564
         Health Care Services - 1.1 %
4,170    Catalyst Health Solutions, Inc. *                   $    89,196
         Total Health Care Equipment & Services              $   368,805
         Pharmaceuticals & Biotechnology - 10.4 %
         Biotechnology - 3.7 %
3,015    Celgene Corp. *                                     $   127,354
4,105    Gilead Sciences, Inc. *                                 176,926
                                                             $   304,280
         Life Sciences Tools & Services - 2.4 %
4,925    Thermo Fisher Scientific, Inc. *                    $   191,632
         Pharmaceuticals - 4.3 %
4,105    Abbott Laboratories Ltd.                            $   184,971
3,730    Allergan, Inc.                                          164,605
                                                             $   349,576
         Total Pharmaceuticals & Biotechnology               $   845,488
         Diversified Financials - 4.8 %
         Asset Management & Custody Banks - 1.1 %
1,510    Affiliated Managers Group, Inc. *                   $    84,726
         Investment Banking & Brokerage - 1.9 %
8,880    Charles Schwab Corp.                                $   156,288
         Specialized Finance - 1.8 %
1,370    IntercontinentalExchange, Inc. *                    $   147,672
         Total Diversified Financials                        $   388,686
         Software & Services - 13.8 %
         Application Software - 5.8 %
5,165    Adobe Systems, Inc. *                               $   145,550
5,355    Ansys, Inc. *                                           159,686
3,820    Sap AG (A.D.R.)  (b)                                    165,597
                                                             $   470,833
         Data Processing & Outsourced Services - 2.9 %
2,900    Alliance Data Systems Corp. *  (b)                  $   117,450
1,725    Visa, Inc.                                              116,800
                                                             $   234,250
         Internet Software & Services - 3.3 %
640      Google, Inc. *                                      $   267,027
         Systems Software - 1.8 %
7,115    Microsoft Corp.                                     $   148,632
         Total Software & Services                           $ 1,120,742
         Technology Hardware & Equipment - 13.9 %
         Communications Equipment - 6.4 %
12,135   Cisco Systems, Inc. *                               $   224,498
6,685    Qualcomm, Inc.                                          291,399
                                                             $   515,897
         Computer Hardware - 7.5 %
1,610    Apple, Inc. *                                       $   218,651
4,180    Hewlett-Packard Co.                                     143,583
2,310    IBM Corp. *                                             245,507
                                                             $   607,741
         Total Technology Hardware & Equipment               $ 1,123,638
         Semiconductors - 2.8 %
         Semiconductors - 2.8 %
3,330    Hittite Microwave Corp. *                           $   119,214
5,425    Texas Instruments, Inc.                                 105,245
                                                             $   224,459
         Total Semiconductors                                $   224,459
         TOTAL COMMON STOCKS
         (Cost  $8,771,116)                                  $ 7,710,357

Principal
Amount
         TEMPORARY CASH INVESTMENTS -  4.2%
         Securities Lending Collateral  - 4.2% (c)
         Certificates of Deposit:
$8,270   Abbey National Plc, 1.27%, 8/13/09                  $    8,270
13,231   Bank of Scotland NY, 1.24%, 6/5/09                      13,231
14,886   DnB NOR Bank ASA NY, 1.5%, 6/8/09                       14,886
12,405   Royal Bank of Canada NY, 1.19%, 8/7/09                  12,405
14,886   Svenska Bank NY, 1.48%, 7/8/09                          14,886
16,540   CBA, 1.35%, 7/16/09                                     16,540
16,540   Societe Generale, 1.75%, 9/4/09                         16,540
16,540   U.S. Bank NA, 0.76%, 8/24/09                            16,540
                                                             $  113,297
         Commercial Paper:
16,540   Monumental Global Funding, Ltd., 1.28%, 8/17/09         16,540
8,270    CME Group, Inc., 1.21%, 8/6/09                           8,270
16,242   American Honda Finance Corp., 1.27%, 7/14/09            16,242
16,540   HSBC Bank, Inc., 1.31%, 8/14/09                         16,540
4,135    IBM, 0.88%, 9/25/09                                      4,135
14,886   MetLife Global Funding, 1.71%, 6/12/09                  14,886
14,886   New York Life Global, 1.37%, 9/4/09                     14,886
14,059   Westpac Banking Corp., 0.95%, 6/1/09                    14,059
                                                             $  105,557
         Tri-party Repurchase Agreements:
57,889   Deutsche Bank, 0.17%, 6/1/09                        $   57,889
47,342   Barclays Capital Markets, 0.16%, 6/1/09                 47,342
                                                             $  105,232
Shares
         Money Market Mutual Fund:
16,540   JPMorgan U.S. Government Money Market Fund          $   16,540
         Total Securities Lending Collateral                 $  340,625
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $340,625)                                    $  340,625
         TOTAL INVESTMENT IN SECURITIES - 99.4%
         (Cost  $9,111,741)(a)                               $ 8,050,982
         OTHER ASSETS AND LIABILITIES - 0.6%                 $    44,708
         TOTAL NET ASSETS - 100.0%                           $ 8,095,690

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $9,144,200 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost  $   20,593

         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value  (1,113,811)

         Net unrealized loss                                $(1,093,218)

(b)      At May 31, 2009, the following securities were out on loan:

Shares                         Security                          Value
2,700    Alliance Data Systems Corp. *                       $   109,350
1,000    Danaher Corp.                                            60,350
2,400    Sap AG (A.D.R.)                                         104,040
2,000    Staples, Inc.                                            40,900
                                                             $   314,640

(c) Securities lending collateral is managed by Credit Suisse, New York Branch.


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of May
         31, 2009, in valuing the Fund's assets:

Valuation Inputs                                               Investments
                                                             in Securities
Level 1 - Quoted Prices                                        7,726,897
Level 2 - Other Significant Observable Inputs                  324,085
Level 3 - Significant Unobservable Inputs                         0
Total                                                          8,050,982


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2009

* Print the name and title of each signing officer under his or her signature.